RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

NOTE 14. RELATED PARTY TRANSACTIONS

Private Financing

On January 29, 2025, the Company completed the sale of 524,390 ordinary shares for aggregate proceeds of $2,150,000, at a per share price of $4.10, the closing price of a share on Nasdaq on the date preceding the date of the securities purchase agreement. The shares were sold to two directors of the Company, Messrs. Gregory Bailey and James Mellon. The shares were sold in a private placement transaction pursuant to Regulation S, and were issued as restricted stock. The proceeds are being used for general corporate purposes and working capital.

SalvaRx Acquisition

Two of the Company’s directors are also directors of SalvaRx Group plc, a company which owns approximately 2.2% of the Company’s issued and outstanding ordinary shares as of March 31, 2025.

Investments

The Company has entered into related party transactions and certain services agreements with its investees. Key management personnel of the Company have also entered into related party transactions with investees. Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company, including directors and senior management of the Company.

The following subsidiaries and associates are considered related parties:

(a)	Stimunity. A Portage director serves as one of two members of The Supervisory Committee of Stimunity and Portage’s CSO serves as an External Scientific Advisor to Stimunity. The Company wrote-off its investment in Stimunity to nil in the Fiscal 2024 period. There were no changes as of March 31, 2025.

(b)	iOx. Upon execution of the Share Exchange Agreement on July 18, 2022, the non-Portage director resigned from the iOx board leaving two Portage insiders as directors. Additionally, the management team of Portage comprises the management team of iOx. See below for a discussion of the Company’s purchase of the non-controlling interest in iOx through its wholly-owned subsidiary SalvaRx.

(c)	Saugatuck. A Portage director is the sole director of Saugatuck. Saugatuck is 70% owned by the Company and is controlled by Portage.

(d)	Intensity. Portage’s former CEO, who served through December 14, 2024, previously served as a part-time officer of Intensity until becoming a consultant in 2023. Additionally, Intensity provided services (primarily rent) to Portage through April 2023. For the years ended March 31, 2024 and 2023, the Company paid $0.05 million and $0.07 million, respectively. At March 31, 2024 and 2023, nil and $0.07 million were included in accounts payable and accrued liabilities, respectively. In the year ended March 31, 2024, the Company recovered $0.1 million for services previously rendered in a settlement with Intensity, which was recorded as a reduction in research and development expense and which was first applied to $0.07 million accrued unpaid rent with the balance of $0.03 million paid to the Company.

(e)	Portage Development Services Inc. PDS is a wholly owned subsidiary of Portage which provides human resources and other services to each operating subsidiary of Portage through shared services agreements. Intercompany transactions are eliminated in consolidation.

Transactions between the parent company and its subsidiaries, which are related parties, have been eliminated in consolidation and are not disclosed in this note.

Share Exchange Agreement – iOx

On July 18, 2022, the Company and SalvaRx entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with each of the minority shareholders of iOx (the “Sellers”) resulting in the acquisition of the remaining 21.68% of the outstanding non-controlling ownership interest of iOx, which had been developing our iNKT engager platform until we decided to pause further development in Fiscal 2024. The Company followed IFRS 3 and IAS 27, “Separate Financial Statements” (which substantially replaced IAS 3) to account for this transaction. The Company achieved control of iOx, as defined, on January 8, 2019 upon the completion of the SalvaRx Acquisition. Further transactions whereby the parent entity acquires further equity interests from non-controlling interests, or disposes of equity interests but without losing control, are accounted for as equity transactions (i.e., transactions with owners in their capacity as owners). As such:

•	the carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary;

•	any difference between the amount by which the non-controlling interests is adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the parent; and

•	there is no consequential adjustment to the carrying amount of goodwill, and no gain or loss is recognized in profit or loss.

The Company owns the worldwide rights to the small molecule iNKT engagers, including lead programs PORT-2 and PORT-3. Under the terms of the Share Exchange Agreement, each Seller sold to the Company, and the Company acquired from each Seller, legal and beneficial ownership of the number of iOx shares held by each Seller, free and clear of any share encumbrances, in exchange for the issuance in an aggregate of 53,500 Portage ordinary shares to be allocated among the Sellers based upon their relative ownership. As a result of the Share Exchange Agreement, the Company owns 100% of the issued and outstanding shares of iOx through its wholly-owned subsidiary, SalvaRx.

As additional consideration for the sale of the iOx shares to the Company under the Share Exchange Agreement, the Sellers shall have the contingent right to receive additional shares (“Earnout Shares”) from the Company having an aggregate value equal to $25 million calculated at the Per Share Earnout Price (as defined in the Share Exchange Agreement) upon the achievement of certain milestones defined as the dosing of the first patient in a Phase 3 clinical trial for either PORT-2 (IMM60 iNKT cell activator/engager) or PORT-3 (PLGA-nanoparticle formulation of IMM60 combined with a NY-ESO-1 peptide vaccine). The Company shall have the option, in its sole and absolute discretion, to settle the Earnout Shares in cash. The Company followed IFRS 3 and IAS 32, “Financial Instruments: Presentation,” to account for the fair value of the Earnout Shares. The principal assumptions for determining the fair value include the timing of development events, the probabilities of success and the discount rate used. The fundamental principle of IAS 32 is that a financial instrument should be classified as either a financial liability or an equity instrument according to the substance of the contract, not its legal form, and the definitions of financial liability and equity instrument. A financial instrument is an equity instrument if, and only if, both conditions (a) and (b) below are met:

(a)	the instrument includes no contractual obligation to deliver cash or another financial asset to another entity, and

(b)	if the instrument will or may be settled in the Company’s own equity instruments, it is either:

(i)	a non-derivative that includes no contractual obligation for the Company to deliver a variable number of its own equity instruments; or

(ii)	a derivative that will be settled only by the issuer exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments.

When a derivative financial instrument gives one party a choice over how it is settled (for instance, the Company or the holder can choose settlement net in cash or by exchanging shares for cash), it is a financial asset or a financial liability unless all of the settlement alternatives would result in it being an equity instrument. The financial instrument includes the exclusive right of the Company to settle the obligation with cash or equity and, accordingly, accounted for the fair value of the Earnout Shares as a non-current liability.

The Company originally recorded $5.478 million as the fair value estimate of the Earnout Shares, which is reflected as deferred obligation - iOx milestone on the consolidated statement of financial position as of March 31, 2023. The Company determined the fair value of the Earnout Shares at each consolidated statement of financial position date. Any changes to the fair value were recorded in the Company’s statements of operations and other comprehensive income (loss). The Company recorded a gain from the change (decrease) in the fair value of the liability of $4.126 million and $1.352 million for the years ended March 31, 2024 and 2023, respectively. Based upon the terms of the deferred obligation - iOx milestone and the present business plan, the deferred obligation - iOx milestone cannot be achieved and accordingly, the balance was written-off to nil in the year ended March 31, 2024.

Bonuses & Board Compensation Arrangements

Bonuses – In December 2022, the Board approved executive performance bonuses, as recommended by the Compensation Committee, totaling $0.6 million, which is equivalent to 73.5% of original annual targets established by the Board in December 2021. The bonuses were approved based upon the original performance targets established. The Board further approved a payment structure of 25% of approved bonuses, which were paid in January 2023, with the balance of amounts due payable upon a new financing. The accrued, unpaid amount of approximately $0.06 million and $0.4 million is included in accounts payable and accrued liabilities in the consolidated statements of financial position as of March 31, 2025 and 2024, respectively. No executive performance bonus has been approved by the Compensation Committee or the Board for Fiscal Year 2025.

Director Compensation Policy – On March 7, 2025, the Board replaced the “Non-Executive Director Compensation Policy” (the “Cancelled Policy”) which was effective since January 1, 2022. The payment to Directors under the Cancelled Policy was suspended, with directors waiving their entitlement to such fees, since April 2024. To replace the Cancelled Policy, the Board adopted and confirmed as of March 7, 2025, a director compensation plan to compensate directors going forward from that date, under which each person serving as a director of the Company, regardless of executive employment status, will be paid an annual cash fee of $30,000, to be paid in arrears, upon confirmation by the Board that the Company has sufficient funds available for payment without adversely impacting the then available, necessary working capital (the “Director Compensation Policy”). In addition, the Company will pay a cash fee in the amount of $25,000 to each person then serving as a director on the consummation of a reverse merger transaction or similar transaction, if any.

The Company incurred Board fees totaling $0.18 million, $0.27 million, and $0.32 million during the years ended March 31, 2025, 2024, and 2023, respectively.

Retention Agreements and General Releases

On July 22, 2024, the Company and Portage Development Services, Inc. entered into a Retention Agreement and General Release (“Retention Agreement”) with each of Allan Shaw (“Employee”) and Joseph Ciavarella (“Consultant”). Under the terms of each of the Retention Agreements, Employee’s current employment agreement and Consultant’s current consulting agreement both terminated on July 22, 2024, except with respect to certain provisions. In return for continuing to provide services to the Company and its affiliates and completing certain Applicable Retention Events, as defined in the respective Retention Agreements, the Company paid an aggregate $0.2 million (the “Retention Amount”) to Employee and Consultant, in addition to their monthly pay through September 30, 2024.

In accordance with the terms of the Retention Agreements, the Company paid in full the Retention Amount and issued 14,348 ordinary shares to the Employee and Consultant in lieu of cash bonuses accrued in Fiscal 2023 totaling $0.1 million by September 30, 2024, the date on which the Employee’s employment and the Consultant’s consulting relationship with the Company and its affiliates ended.